Warrants (Details) - Schedule of Warrants Outstanding	12 Months Ended
	Jul. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	4,574,177	4,574,177
Number of shares to be issued from the exercise of warrants (warrant shares)	2,618,903	2,618,903
Expiry date November 17, 2027 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	1,923	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	1,923	1,923
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares	$ 243.75
Expiry date	Nov. 17, 2027
Expiry date November 17, 2027 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares		$ 336.59
Expiry date April 5, 2028 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	807,669	807,669
Number of shares to be issued from the exercise of warrants (warrant shares)	584,545	584,545
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares	$ 1.077
Expiry date	Apr. 05, 2028
Expiry date April 5, 2028 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares		$ 1.077
Expiry date November 23, 2024 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	75	75
Number of shares to be issued from the exercise of warrants (warrant shares)	75	75
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares	$ 1,303.49
Expiry date	Nov. 23, 2024
Expiry date November 23, 2024 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares		$ 1,800
Expiry date September 17, 2028 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	2,433,030	2,433,030
Number of shares to be issued from the exercise of warrants (warrant shares)	700,880	700,880
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares	$ 1.077
Expiry date	Sep. 17, 2028
Expiry date September 17, 2028 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares		$ 1.077
Expiry date January 15, 2029 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	1,331,480	1,331,480
Number of shares to be issued from the exercise of warrants (warrant shares)	1,331,480	1,331,480
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares	$ 1.6
Expiry date	Jan. 15, 2029
Expiry date January 15, 2029 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares		$ 1.6